SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Liquidity
Liquidity

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements.

As of December 31, 2018, the Company had
working capital of
$29,248,
a shareholders’ equity of
$147,465, including an accumulated deficit of
$563,737. For the year ended December 31, 2018, the Company incurred losses from continuing operations amounting to $158,817 and generated negative cash flows from operating activities amounting to
$
60,239.
Prior to the consideration of the management’s plans articulated below, these factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future. Subsequent to December 31, 2018, the Company and KAH have entered into the following agreements which mitigate these factors:

●	In January 2019, Kunlun Tech Limited ("Kunlun"), KAH and Kaixin entered into a convertible loan agreement pursuant to which Kunlun has agreed to invest US$23 million into Kaixin. US$20 million of the loan was advanced to Kaixin on January 28, 2019, and the remaining US$3 million is to be paid by January 31, 2020.

●	In January 2019, KAH entered into a subscription agreement with a third-party investor to sell 750,000 of its units (each unit having the same underlying securities as were issued in KAH’s initial public offering) at a price of US$10.00 per unit. The private placement of US$7.5 million was received by KAH on May 2, 2019, which will further provide liquidity for Kaixin's future operations.

●	In January 2019, the Company received US$ 3 million for the disposal of Renren SNS Business as set out in Note 4. On May 6, 2019, the Company obtained a signed commitment letter from Beijing Infinities Interactive Media Co., Ltd ("Beijing Infinities") which stated that the remaining cash consideration of US$17 million is expected to be received before June 30, 2019.

●	In April 2019, 58.com Holdings Inc. ("58.com"), KAH and Kaixin entered into a convertible loan agreement pursuant to which 58.com has agreed to invest US$1 million into Kaixin. The proceeds from the loan were received on April 30, 2019.

●	In April 2019, the Company entered into a long-term borrowing agreement with East West Bank for a total credit up to US$7.3 million. The loan bears an annual interest rate of 5.22%, and has a loan period of 18 months. On April 12, 2019, US$5.8 million had been extended to the Company by East West Bank, and the Company will be able to further utilize the remaining credit of U$1.5 million as needed during the loan period.

As a result of the above activities and plans, the Company believes that it will have adequate sources of liquidity and capital resources to support its daily operations for the next 12 months after the issuance of the consolidated financial statements.

Principles of consolidation
Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs' subsidiaries. All inter-companies transactions and balances are eliminated upon consolidation.

Business Combinations
Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's consolidated financial statements include, but are not limited to, revenue recognition, allowance for financing receivable, allowance for doubtful accounts, share-based compensation, deferred tax valuation allowance, income taxes, value-added tax, impairment of goodwill and indefinite-lived intangible assets, long-term available-for-sale investments, and equity investment without readily determinable fair values, impairment of long-term investments, the price purchase allocation and the fair value of contingent consideration for business acquisition.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand.

Restricted cash
Restricted cash

Restricted cash primarily consists of cash deposits used to secure debt borrowings of the Company which is expected to be released in accordance with the debt agreement.

The restriction will lapse when the related debt agreement is paid off. The current portion of restricted cash represents cash deposited into bank accounts which is expected to be released within the next twelve months. The non-current portion of restricted cash represents cash deposited into bank accounts which is not expected to be released within the next twelve months. Non-current restricted cash amounted to
$
26,075
and $36,362
were recorded as non-current assets in the Company’s consolidated balance sheet as of December 31, 2017 and 2018.

Fair value
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•
Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments
Long-term Investments

Equity method investments

Equity investment in common stock or in-substance common stock of an entity where the Company can exercise significant influence, but not control, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate. An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the investment is initially recorded at cost and adjusted for the Company's share of undistributed earnings or losses of the investee. Investment losses are recognized until the investment is fully written down as the Company does not guarantee the investee's obligations nor it is committed to provide additional funding.

When the Company's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The Company’s management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary ("OTTI"). The Company did not record impairment losses on equity method investments during the years ended December 31, 2016, 2017 and 2018.

Equity Investments without Readily Determinable Fair Values

Historically, for investee companies over which the Company did not have significant influence and a controlling interest, the Company accounted for these as cost method investments under ASC 325-20. In January, 2018, the Company adopted Accounting Standards Update (‘‘ASU’’) 2016-01, Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities, and accounts for equity investments that do not have a readily determinable fair value using the measurement alternative prescribed within ASU 2016-01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The Company did not record impairment losses on equity securities without readily determinable fair values during the years ended December 31, 2016, 2017 and 2018.

Equity Investments with Readily Determinable Fair Values

The Company adopted ASU No. 2016-01 on January 1, 2018. As a result, all equity investments with readily determinable fair values (other than those accounted for using the equity method of accounting) are measured at fair value with changes in fair value recorded in the consolidated statements of operations. Those investments were previously accounted as available-for-sale investments with changes in fair value recorded in other comprehensive income (loss).

Available-for-sale investment

For investments which are determined to be debt securities, the Company accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investment is carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive (loss) income.

The Company reviews its available for sale investments for other than temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Company’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees.

If there is OTTI on debt securities, the Company separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive (loss) income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Company did not record impairment losses on its available-for-sale investment during the years ended, 2016, 2017 and 2018.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business from continuing operations which mainly consists of IVAS. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.

Financing receivable
Financing receivable

Financing receivable represents receivables derived from the internet finance business. Financing receivable is recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost of a financing receivable is equal to the unpaid principal balance, plus net deferred origination costs. Net deferred origination costs are comprised of certain direct origination costs, net of origination fees received. Origination fees include fees charged to the individuals or companies that increase the financing’s effective yield. Direct origination costs in excess of origination fees received are included in the financing receivable and amortized over the financing term using the effective interest method. Financing origination costs are limited to direct costs attributable to originating the financing, including commissions and personnel costs directly related to the time spent by those individuals performing activities related to the origination.

Allowance for financing receivable
Allowance for financing receivable

An allowance for financing receivable is established through periodic charges to the provision for financing receivable losses when the Company believes that the future collection of principal is unlikely. Subsequent recoveries, if any, are recorded as credits against the allowance. The Company evaluates the creditworthiness of its portfolio based on a pooled basis due to the composition of homogeneous financing with similar size and general credit risk characteristics for similar financing businesses. The Company considers the credit worthiness of the individuals and the companies receiving financing, aging of the outstanding financing receivable and other specific circumstances related to the financing when determining the allowance for financing receivable. The allowance is subjective as it requires material estimates including such factors as known and inherent risks in the financing portfolio, adverse situation that may affect the ability of the individuals and the companies receiving financing to repay and current economic conditions. Recovery of the carrying value of financing receivable is dependent to a great extent on conditions that are beyond the Company’s control.

Nonaccrual financing receivable
Nonaccrual financing receivable

Financing income is calculated based on the contractual rate of the financing and recorded as financing income over the life of the financing using the effective interest method. Financing receivables are placed on non-accrual status upon reaching 90 days past due for these arising from financing for installment sales and apartment rental financing, or when reasonable doubt exists as to the full, timely collection of the financing receivable. When a financing receivable is placed on non-accrual status, the Company stops accruing financing income. Financing receivable is returned to accrual status if the related individual or company has performed in accordance with the contractual terms for a reasonable period of time and, in the Company’s judgment, will continue to make period principal and financing income payments as scheduled. The Company writes off its nonaccrual financing receivable by considering factors including (i) death of the borrower; or (ii) its inability to reach the borrower.

Transfer of financial instruments
Transfer of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities.

Through the peer-to-peer platforms and the Plans, the Company identifies individual investors and transfers creditors’ rights originated from the aforementioned financing services to the individual investors. The Company further offers different investment periods to investors with various annual interest rates while those credit rights are held by the investors. The term of the sales require the Company to repurchase those creditors’ rights from investors prior to or upon the maturity of the investment period. As a result, the sales of those creditors’ rights are not accounted for as a sale and remain on the consolidated balance sheet and are recorded as payable to investors in the Company’s consolidated balance sheet.

Inventory
Inventory

Inventory primarily consists of the purchased used and new automobiles. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent, market resources. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales in the accompanying consolidated statements of operations.

Inventory write-downs are established based on management’s review on a vehicle-by-vehicle basis for slow moving and obsolete items. On a quarterly basis, the management examines an inventory report. The vehicle is considered slow moving if it has not been sold within a 90 days period since procurement, in light of the fact that the Company’s average inventory turnover days during the years ended December 31, 2017 and 2018, were 80 days and 63 days, respectively. In estimating the level of inventory write-downs for slow moving vehicles, the Company considers historical data and forecasted customer demand, such as sales price and inventory turn times of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process requires management to make judgements, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustment to reflect inventory at net realizable value.

In August 2018, Shandong Jieying Huaqi Auto Service Co. ("Ji’nan Dealership", a subsidiary of the Company's VIE's) received a notice from the local police regarding an investigation of the dealership's premises. The Company believes the investigation is an isolated individual activity of the minority shareholder who holds 30% of the Ji’nan Dealership’s equity interest. Certain assets of Ji’nan Dealership are not accessible pursuant to the investigation. In connection with these events, the Company determined that it is probable that it cannot enforce the realization of the inventory value at the Ji’nan Dealership. As a result, the Company wrote off all inventory which totaled US$5.7 million during the year ended December 31, 2018.

Property and equipment, net
Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Building	46 years
Computer equipment and application software	2-3 years
Furniture and vehicles	5 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets with indefinite lives
Intangible assets with indefinite lives

Intangible assets with indefinite lives mainly include trademark and licenses. If an intangible asset is determined to have an indefinite life, it is not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. For the years ended December 31, 2016, 2017 and 2018, the Company did not record impairment loss for intangible assets with indefinite lives.

Impairment of long-lived assets and intangible assets with definite lives
Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed using the straight-line method.

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected undiscounted future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. For the years ended December 31, 2016, 2017 and 2018, the Company recorded impairment losses of $nil, $nil and $675 for definite-lived intangible assets, respectively.

Goodwill
Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill is not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company's business, estimation of the long-term rate of growth for the Company's business, estimation of the useful life over which cash flows will occur, and determination of the Company's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of each reporting unit the Company estimates the future cash flows of each reporting unit, the Company has taken into consideration the overall and industry economic conditions and trends, market risk of the Company and historical information.

Revenue recognition
Revenue recognition

The Company recognizes revenue when control of the good or service has been transferred to the customer, generally either at the time of sale or upon delivery to a customer. The contracts have a fixed contract price and revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company collect value added tax and other taxes from customers on behalf of governmental authorities at the time of sale. These taxes are accounted for on a net basis and are not included in net sales and operating revenues or cost of sales. The Company generally expense sales commissions when incurred because the amortization period would have been less than one year. These costs are recorded within selling expenses. The Company does not have any significant financing payment terms as payment is received at or shortly after the point of sale.

The Company adopted the Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 using the modified retrospective method. ASC 606 prescribes a five-step model that includes: (1) identify the contract; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) performance obligations are satisfied. Based on the manner in which the Company historically recognized revenue, the adoption of ASC 606 did not have a material impact on the amount or timing of its revenue recognition and the Company recorded no cumulative effect adjustment upon adoption. Additionally, the Company concluded that revenue generated from internet finance services is excluded from the scope of the new revenue standard as it represents revenue within the scope of ASC 310, Receivables, which is explicitly excluded from the scope of ASC 606.

The Company's revenues include revenue from its used car sales, revenue from IVAS and others as well as revenue related to its finance services.

Disaggregation of Revenue

The Company's revenues include revenue from its used car sales, revenue from IVAS and others as well as revenue related to its finance services. The following table illustrates the Company’s revenue disaggregated by segments:

	Years ended December 31,
	2016	2017	2018
Renren	$18,097	$21,931	$19,122
Auto Group	29,384	152,693	479,076
Total	$47,481	$174,624	$498,198

The following table presents the Company’s revenues disaggregated by revenue types.

	Years ended December 31,
	2016	2017	2018
Automobile sales	$—	$121,084	$467,232
IVAS and others	18,164	24,271	28,510
Financing income	29,317	29,269	2,456
Total	$47,481	$174,624	$498,198

Revenues from automobile sales were generated by the Auto Group segment.

Revenues from IVAS and others were US$18,164, US$24,271 and US$28,510, for the years ended December 31, 2016, 2017 and 2018, respectively, among which, US$ 18,096, US$ 21,931 and US$ 18,983 were generated by the Renren segment, and the remaining IVAS and others revenues were generated by the Auto Group segment.

Revenues from financing income were US$29,317, US$29,269 and US$2,456, for the years ended December 31, 2016, 2017 and 2018, respectively, among which, US$ 1, US$ nil and US$ 139 were generated by the Renren segment, and the remaining financing income revenues were generated by the Auto Group segment.

Automobile sales

The Company purchases automobiles from unrelated individuals, third party dealerships or manufacturers and suppliers and sells them directly to its customers through its local dealerships
. The prices of used vehicles are set forth in the customer contracts which are agreed prior to delivery. The Company satisfies its performance obligation for used vehicle sales upon delivery when the transfer of title, risks and awards of ownership and control pass to the owner. The Company recognizes revenue at the agreed upon purchase price stated in the contract, including any delivery charges. When cash is received from customers prior to delivery of the vehicle, the Company records such cash as advance from customers in its consolidated balance sheet, which is immaterial as of December 31, 2018.

IVAS and others

The Company’s IVAS revenues mainly include live streaming revenue. The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Revenue related to each of consumable virtual items as a single performance obligation provided on a consumption basis, is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them.

The Company’s other revenues mainly include revenue generated from agency fees in connection with arrangement with third party dealers whereas the company facilitates sales of their cars. The Company does not control the ownership of the automobiles, but rather is acting as an agent for the third party dealers. Revenue is recognized for the net amount of commission the Company is entitled to retain in exchange for the agency service. Other revenues also includes commissions received by the Company from insurance companies and banks for its facilitation services provided to assist customers obtaining related insurance and financing for their automobile purchases.

Financing services

The Company provides short-term financing services to used car dealers to fund the car dealers’ cash needs for used car purchasing. The financing period is no more than six months and is secured by a pledge of the dealers' used car with total value exceeding the principal of the financing. The Company charges an upfront service fee as well as financing income on a monthly basis.
The Company records financing income and service fees related to those services over the life of the underlying financing using the effective interest method on the unpaid principal amounts. The service fees collected upfront, netting the direct origination costs of the financing, are deferred and recognized as financing income as an adjustment to the yield on a straight line basis over the life of the used car financing.
Revenue related to used car financing services amounted to $17,854, $25,399 and $2,297 during the years ended December 31, 2016, 2017 and 2018. The remaining financing income in the respective periods related to crediting financing provided to college students as well as apartment rental financing, both of which were terminated during the year ended December 31, 2016.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment. The balance of accounts receivable, net of allowance for doubtful accounts were
$2,730 and $2,635 as of December 31, 2017 and 2018, respectively. There were no contract assets recorded as of December 31, 2017 and 2018.

Deferred revenue mainly consists of payments received from customers related to unsatisfied performance obligations for IVAS business at the end of the period. Advance from customers represent cash received from customers prior to delivery of the vehicle, which was included in accrued expenses and other current liabilities in the Company’s consolidated balance sheets. As of December 31, 2017, the Company’s total deferred revenue was $11,433, of which $11,245 was recognized as revenue for the year ended December 31, 2018. The Company’s total unearned revenue was $ 3,716 as of December 31, 2018.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain commissions paid to intermediaries of automobile sales. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Cost of revenues
Cost of revenues

Cost of revenues consists of costs directly related to automobile sales, IVAS business and others as well as costs incurred related to the used car financing operations which mostly include interest expenses paid to investors on Renren Licai and interest paid for asset-backed securities. Cost of revenue also includes allowances for financing receivable loss which amounted to
$12,436, $12,745 and $10,802 during the years ended December 31, 2016, 2017 and 2018, respectively.

Business taxes	Business taxes The Company reports revenue net of business taxes. Business taxes deducted in arriving at net revenue during 2016, 2017 and 2018 were $77, $ nil and $nil, respectively.

Value added taxes
Value added taxes

Value-added taxes ("VAT")
is also reported as a deduction to revenue when incurred and amounted to $4,080, $9,777 and $15,796 for the years ended December 31, 2016, 2017 and 2018, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

In 2018, the Company entered into a series of ancillary agreements to facilitate its sale of used cars for value-added tax optimization purposes. Under these ancillary agreements, when the Company sources a used car, the legal title of the car is transferred to an executive of the Company’s subsidiary and the registration is transferred to the name of one of the dealership employees. The Company viewed itself as a service provider in the used car transactions, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars.

Income taxes
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements and are recorded as non-current in the consolidated balance sheet. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2016, 2017 and 2018, respectively.

Financial instruments
Financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, financing receivable, amounts due from/to related parties, long-term financing receivable, long-term investments, accounts payable, short-term debt, payable to investors and long-term debt. Refer to Note 18 for further details.

Research and development expenses
Research and development expenses

Research and development expenses are primarily incurred for development of new services, features and products for the Company's internet finance business, used automotive business, as well as to further improve the Company's technology infrastructure to support these businesses. The Company has expensed all research and development costs when incurred.

Foreign currency translation
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). The financial records of the Company's subsidiaries and VIEs located in the PRC and Hongkong are maintained in their local currencies, Renminbi ("RMB") and Hong Kong Dollar ("HKD"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company's entities with functional currency of RMB and HKD, translate their operating results and financial positions into US dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive (loss) income.

Comprehensive (loss) income
Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income, foreign currency translation adjustments and fair value changes of available-for-sale investments of the Company.  Additionally, the Company's consolidated statement of comprehensive (loss) income also includes the cumulative effect adjustment for the net unrealised loss of equity securities with determinable fair value from accumulated other comprehensive income to the opening balance of accumulated deficit related to the adoption of ASU 2016-01 (see Note 2).

Share-based compensation
Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Loss (income) per share
(Loss) income per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options, which could potentially dilute basic earnings per share in the future. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations as their effect would be anti-diluted.

Accounting pronouncements newly adopted
Accounting pronouncements newly adopted

In January, 2016, the FASB issued a new pronouncement ASU 2016-01, “Financial Instruments–Overall”, which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing US GAAP by:

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Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•
Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•
Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•
Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Company adopted this ASU on January 1, 2018, and a cumulative-effect adjustment of $7,363 was recorded to the beginning accumulated deficit of 2018.

In August 2016, the FASB issued a new pronouncement ASU 2016-15, which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic. The ASU’s amendments add or clarify guidance on eight cash flow issues:

•	Debt prepayment or debt extinguishment costs.

•	Settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing.

•	Contingent consideration payments made after a business combination.

•	Proceeds from the settlement of insurance claims.

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies.

•	Distributions received from equity method investees.

•	Beneficial interests in securitization transactions.

•	Separately identifiable cash flows and application of the predominance principle.

For public business entities, the guidance in the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for all entities. Entities must apply the guidance retrospectively to all periods presented but may apply it prospectively from the earliest date practicable if retrospective application would be impracticable. The Company has adopted the new standard as of January 1, 2018, which did not result in a material impact on its consolidated financial statements.

In November 2016, the FASB issued a new pronouncement, ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Key requirements of the ASU are as follows:

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An entity should include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The ASU does not define the terms “restricted cash” and “restricted cash equivalents” but states that an entity should continue to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with other GAAP. The ASU also states that any change in accounting policy will need to be assessed under ASC 250.

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A reconciliation between the statement of financial position and the statement of cash flows must be disclosed when the statement of financial position includes more than one line item for cash, cash equivalents, restricted cash, and restricted cash equivalents.

•
Changes in restricted cash and restricted cash equivalents that result from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows.

•	An entity with a material balance of amounts generally described as restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented. The Company adopted this ASU beginning January 1, 2018 on a retrospective basis. The adoption of this guidance impacted the presentation and classification of restricted cash in the Company’s consolidated statements of cash flows. For the years ended December 31, 2017 and 2016, substantially all the changes in restricted cash amounting to $39,049 and $9,630 previously reported in investing activities and $nil and $100,000 previously reported in financing activities were reclassified to total cash, cash equivalents, and restricted cash in the statement of cash flows and has applied the changes to the consolidated statements of cash flows.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 (the "optional transition method") and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Company is in the process of evaluating the effect of the adoption of this ASU and expects the adoption will result in an increase in the assets and liabilities on the consolidated balance sheet for the operating leases and will have an insignificant impact on the consolidated statements of operations.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Companies are required to apply the amendments of this ASU using a modified retrospective approach through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which an other-than temporary impairment has been recognized before the effective date. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In January 2017, the FASB issued ASU 2017-04: Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.
The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In August 2018, the FASB issued ASU 2018-13 related to disclosure requirements for fair value measurements. The pronouncement eliminates, modifies and adds disclosure requirements for fair value measurements. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on our consolidated financial statements, including potential early adoption.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Company is evaluating the effect that adoption of this guidance will have on its consolidated financial statements and related disclosures.